Lincoln National Corporation 150 N. Radnor Chester Road Radnor, PA 19087-5221 www.LincolnFinancial.com
Phone: 484-583-8711
Email: Sam.Goldstein@lfg.com
VIA EDGAR
October 31, 2023
Alberto Zapata, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust” or “Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	247
	Funds:
LVIP American Century Balanced Fund
LVIP American Century Capital Appreciation Fund
LVIP American Century Disciplined Core Value Fund
LVIP American Century Inflation Protection Fund
LVIP American Century International Fund
LVIP American Century Large Company Value Fund
LVIP American Century Mid Cap Value Fund
LVIP American Century Ultra® Fund
LVIP American Century Value Fund

		(the “Funds”)

Dear Mr. Zapata:
Attached for filing via EDGAR is Post-Effective Amendment No. 247 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on behalf of the Funds.
Please contact me at the above-referenced email or phone number if you need to discuss this matter.
Sincerely,
/s/Samuel K. Goldstein Samuel K. Goldstein, Esq. Chief Counsel - Funds Management
cc: Ronald A. Holinsky, Chief Counsel